UNITED STATES
                       SECURITIES AND EXCHANCE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/99

Check here if Amendment [   ]; Amendment Number:  ____
  This Amendment (Check only one.):              [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Dai-Ichi Life Investment Management (U.S.A.), Inc.
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Address:          399 Park Avenue, 24th Floor
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                  New York, NY 10022
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Form 13F File Number:   28-4697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Atsushi Miyazaki
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Title:            President
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Phone:            212-350-7625
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Signature, Place, and Date of Signing:


     /s/ Atsushi Miyazaki      New York, New York           November 12, 1999
     --------------------     --------------------        --------------------
         Atsushi Miyazaki       [City, State]                    [Date]
        [Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number           Name

       28-6348                        The Dai-Ichi Mutual Life Insurance Company
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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          _________________

Form 13F Information Table Entry Total:     __________________

Form 13F Information Table Value Total:     $_________________
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.